Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill.
Summary of changes in the carrying amount of goodwill

The following is a summary of changes in the carrying amount of goodwill (in thousands):

	For the Year Ended December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	191,077	126,344
Disposal of a subsidiary	(64,733)	—
Impairment	—	(126,344)
Balance at the end of the year	126,344	—